Employee Benefit Plan	12 Months Ended
Dec. 31, 2010
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 12—Employee Benefit Plan

We sponsor a 401(k) plan for certain employees over the age of 18 who have completed a minimum of 12 months of employment. We make safe-harbor contributions of 3.0% of an employee's salary. Our contributions totaled approximately $720,000 (Successor), $195,000 (Successor), $390,000 (Predecessor) and $556,000 (Predecessor) for the year ended December 31, 2010, the period July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008, respectively.